Related party transactions - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Research and development expense		$ 50,180	$ 43,035	$ 15,980
Remeasurement of net pension liabilities		457	(858)	(678)
Change in contingent consideration liabilities (Note 19)
Disclosure of transactions between related parties [line items]
Research and development expense		$ (6,870)	$ 12,938	1,991
Therachon Holding AG (Parent Group) | Apraglutide segment
Disclosure of transactions between related parties [line items]
Remeasurement of net pension liabilities				$ 70
Therachon Holding AG (Parent Group) | Parent
Disclosure of transactions between related parties [line items]
Research and development expense	$ 3,605
Therachon Holding AG (Parent Group) | Parent | Change in contingent consideration liabilities (Note 19)
Disclosure of transactions between related parties [line items]
Research and development expense	$ 2,517